Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	814-01363
Entity Registrant Name	Kayne Anderson BDC, Inc.
Entity Central Index Key	0001747172
Entity Tax Identification Number	83-0531326
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	717 Texas Avenue
Entity Address, Address Line Two	Suite 2200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	493-2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	KBDC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false